Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

7. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2010	2011
	$	$
Current Tax	5,917,179	9,436,752
Deferred Tax	(1,137,870)	(1,657,344)
Exchange Rate Translation	10,780	—

Total	4,790,089	7,779,408

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.85%	0.27%
Effect of loss on change in fair value of derivative liabilities	(0.54%)	—
Effect of uncertain tax positions	0.60%	0.53%
Effect of share-based compensation	3.40%	1.70%
Effect of different tax rate of subsidiary operation in other jurisdiction	—	(3.22%)
Effect of others	—	0.21%

	29.31%	24.49%

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued expenses	1,149,748	2,489,684
Tax loss carry forward	—	544,771
Unrealized other income	370,944	475,835
Others	60,597	58,040

Gross deferred tax assets	1,581,289	3,568,330
Valuation allowance	—	—

Net deferred tax assets	1,581,289	3,568,330

Analysis as:
Current	1,262,092	3,030,342
Non-current	319,197	537,988

Deferred tax liabilities:
Unrealized investment income	35,797	131,943

Total deferred tax liabilities	35,797	131,943

Analysis as:
Current	32,295	131,943
Non-current	3,502	—

The Group has net operating losses of $2,179,084 as of December 31, 2011, which will expire in 2016.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group believes it is more likely than not that the Group will realize the benefits of these deductible differences. As a result, no valuation allowance was provided as of December 31, 2010 and 2011, respectively.

In accordance with the New EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group has both the intent and ability to permanently reinvest undistributed profits of approximately $45.7 million earned from its China subsidiaries. Therefore, no withholding income taxes for undistributed profits on such undistributed profits have been accrued as of December 31, 2011.

The Group recorded an increase of $925,622, nil and nil for uncertain tax positions during the years ended December 31, 2009, 2010 and 2011, respectively. The Company classifies interest and/or penalties related to income tax matters in income tax expense. No interest or penalty as of December 31, 2009 was recorded by the Group. In 2010 and 2011, respectively, the Group accrued interest of $98,579 and $168,926 related to the uncertain tax positions.

During the year ended December 31, 2009, the local tax authority conducted an examination on the income tax returns of one of the Group’s PRC subsidiaries for the years ended December 31, 2007 and 2008. Based on this examination, the Group concluded that uncertain tax positions accrued for as of December 31, 2007 and 2008 were effectively settled and reversed a total of $753,407 in uncertain tax liabilities previously recorded during the years ended December 31, 2007 and 2008.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2008	1,049,962
Gross increases—tax positions in current period	925,622
Settlements	(753,407)
Exchange rate translation	1,073

Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597

The Group expects it will decrease its income tax liability by approximately $0.3 million for unrecognized tax benefits within the next 12 months due to the fulfillment of the limitation under the PRC Tax Administration and Collection Law.